NUVEEN INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED SEPTEMBER 18, 2025

TO THE STATUTORY PROSPECTUS AND SUMMARY PROSPECTUS DATED

NOVEMBER 29, 2024

Nuveen International Dividend Growth Fund will be liquidated after the close of business on November 18, 2025.

Effective October 17, 2025, the Fund will stop accepting share purchases from new investors. Existing shareholders may continue to purchase Fund shares until November 7, 2025. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the Fund. The Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund’s liquidation. After the close of business on November 18, 2025, the Fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR STATUTORY PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-IDG-0925P

NUVEEN INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED SEPTEMBER 18, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2024

Nuveen International Dividend Growth Fund will be liquidated after the close of business on November 18, 2025.

Effective October 17, 2025, the Fund will stop accepting share purchases from new investors. Existing shareholders may continue to purchase Fund shares until November 7, 2025. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the Fund. The Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund’s liquidation. After the close of business on November 18, 2025, the Fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IDGSAI-0925P